INCOME TAXES - Schedule of components of deferred income tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred income tax assets	$ 146,585,000	$ 104,846,000
Deferred income tax liabilities	(83,647,300)
Net deferred income tax liability	(83,647,300)
Reserves
INCOME TAXES
Net deferred income tax liability	(518,760)
Exploration and evaluation assets
INCOME TAXES
Deferred income tax assets	54,392,000	25,619,000
Net deferred income tax liability	(52,882,550)
Property, plant and equipment
INCOME TAXES
Deferred income tax assets	3,676,000	2,954,000
Net deferred income tax liability	(14,408,328)
Non-capital losses
INCOME TAXES
Deferred income tax assets	55,088,000	38,411,000
Net deferred income tax liability	7,671,273
Investments
INCOME TAXES
Deferred income tax assets		11,620,000
Net deferred income tax liability	4,136
Share issue costs
INCOME TAXES
Deferred income tax assets	5,885,000	5,186,000
Net deferred income tax liability	237,027
Reclamation and closure cost provisions
INCOME TAXES
Deferred income tax assets	2,713,000	$ 2,426,000
Net deferred income tax liability	2,658,300
Mining tax
INCOME TAXES
Net deferred income tax liability	$ (26,408,398)